UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08548
Investment Company Act File Number

Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Section 302 Certification

Item 1. Schedule of Investments

Large-Cap Value Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 4.2%
General Dynamics Corp.	2,500,000	$161,500,000
Lockheed Martin Corp.	2,000,000	156,160,000
United Technologies Corp.(1)	4,800,000	292,464,000

		$610,124,000

Beverages — 1.1%
PepsiCo, Inc.	2,750,000	$161,315,000

		$161,315,000

Biotechnology — 0.8%
Amgen, Inc.(2)	2,000,000	$120,460,000

		$120,460,000

Capital Markets — 3.9%
Franklin Resources, Inc.(1)	1,350,000	$135,810,000
Goldman Sachs Group, Inc.	1,700,000	313,395,000
Northern Trust Corp.(1)	2,000,000	116,320,000

		$565,525,000

Chemicals — 0.8%
Air Products and Chemicals, Inc.(1)	1,500,000	$116,370,000

		$116,370,000

Commercial Banks — 6.2%
Fifth Third Bancorp(1)	7,500,000	$75,975,000
PNC Financial Services Group, Inc.(1)	7,000,000	340,130,000
U.S. Bancorp(1)	5,000,000	109,300,000
Wells Fargo & Co.(1)	13,500,000	380,430,000

		$905,835,000

Commercial Services & Supplies — 1.4%
Waste Management, Inc.(1)	7,000,000	$208,740,000

		$208,740,000

Communications Equipment — 1.4%
Cisco Systems, Inc.(2)	4,750,000	$111,815,000
Telefonaktiebolaget LM Ericsson, Class B	10,000,000	100,658,782

		$212,473,782

Computers & Peripherals — 3.5%
Hewlett-Packard Co.(1)	6,500,000	$306,865,000
International Business Machines Corp.(1)	1,750,000	209,317,500

		$516,182,500

Consumer Finance — 2.1%
American Express Co.(1)	2,900,000	$98,310,000
Capital One Financial Corp.(1)	6,000,000	214,380,000

		$312,690,000

Diversified Financial Services — 5.4%
Bank of America Corp.(1)	22,000,000	$372,240,000
JPMorgan Chase & Co.(1)	9,500,000	416,290,000

		$788,530,000

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	13,000,000	$351,130,000
Verizon Communications, Inc.(1)	9,000,000	272,430,000

		$623,560,000

Security	Shares	Value
Electric Utilities — 1.4%
American Electric Power Co., Inc.(1)	4,000,000	$123,960,000
FirstEnergy Corp.(1)	1,750,000	80,010,000

		$203,970,000

Electrical Equipment — 0.6%
Emerson Electric Co.	2,250,000	$90,180,000

		$90,180,000

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.(1)	1,000,000	$95,520,000
Transocean, Ltd.(2)	1,800,000	153,954,000

		$249,474,000

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	6,750,000	$241,245,000
Wal-Mart Stores, Inc.	2,600,000	127,634,000

		$368,879,000

Food Products — 1.7%
Nestle SA	6,000,000	$256,143,937

		$256,143,937

Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(2)	9,500,000	$100,605,000
Covidien PLC	3,000,000	129,780,000

		$230,385,000

Health Care Providers & Services — 1.0%
Aetna, Inc.	2,600,000	$72,358,000
UnitedHealth Group, Inc.	2,900,000	72,616,000

		$144,974,000

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.(1)	3,250,000	$108,160,000
McDonald’s Corp.	5,000,000	285,350,000

		$393,510,000

Industrial Conglomerates — 1.1%
General Electric Co.(1)	10,000,000	$164,200,000

		$164,200,000

Insurance — 5.1%
ACE, Ltd.(2)	2,000,000	$106,920,000
Lincoln National Corp.(1)	4,000,000	103,640,000
MetLife, Inc.(1)	4,250,000	161,797,500
Prudential Financial, Inc.(1)	6,000,000	299,460,000
Travelers Companies, Inc. (The)(1)	1,450,000	71,383,500

		$743,201,000

IT Services — 1.0%
MasterCard, Inc., Class A(1)	700,000	$141,505,000

		$141,505,000

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(1)(2)	1,750,000	$76,422,500

		$76,422,500

Machinery — 0.6%
Deere & Co.(1)	2,000,000	$85,840,000

		$85,840,000

Security	Shares	Value
Media — 0.6%
Walt Disney Co. (The)(1)	3,250,000	$89,245,000

		$89,245,000

Metals & Mining — 3.1%
BHP Billiton, Ltd. ADR(1)	2,500,000	$165,025,000
Freeport-McMoRan Copper & Gold, Inc.(1)	2,550,000	174,955,500
Nucor Corp.(1)	2,300,000	108,123,000

		$448,103,500

Multi-Utilities — 2.5%
PG&E Corp.(1)	3,500,000	$141,715,000
Public Service Enterprise Group, Inc.	7,000,000	220,080,000

		$361,795,000

Multiline Retail — 1.1%
Target Corp.(1)	3,350,000	$156,378,000

		$156,378,000

Oil, Gas & Consumable Fuels — 16.6%
Anadarko Petroleum Corp.(1)	5,500,000	$345,015,000
Apache Corp.	1,750,000	160,702,500
Chevron Corp.(1)	5,100,000	359,193,000
Exxon Mobil Corp.	5,200,000	356,772,000
Hess Corp.	5,400,000	288,684,000
Occidental Petroleum Corp.(1)	4,850,000	380,240,000
Peabody Energy Corp.	2,200,000	81,884,000
Total SA(1)	6,275,000	372,983,519
XTO Energy, Inc.	2,000,000	82,640,000

		$2,428,114,019

Pharmaceuticals — 5.3%
Abbott Laboratories	4,500,000	$222,615,000
Bristol-Myers Squibb Co.(1)	5,000,000	112,600,000
Merck & Co., Inc.(1)	4,500,000	142,335,000
Pfizer, Inc.(1)	18,000,000	297,900,000

		$775,450,000

Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities, Inc.(1)	2,000,000	$145,460,000
Boston Properties, Inc.(1)	2,150,000	140,932,500
Equity Residential(1)	3,000,000	92,100,000

		$378,492,500

Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.(1)	2,850,000	$227,515,500

		$227,515,500

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.(1)	7,150,000	$95,810,000
Intel Corp.	6,250,000	122,312,500

		$218,122,500

Software — 1.6%
Microsoft Corp.(1)	6,150,000	$159,223,500
Oracle Corp.(1)	3,650,000	76,066,000

		$235,289,500

Specialty Retail — 4.0%
Best Buy Co., Inc.(1)	7,500,000	$281,400,000
Staples, Inc.(1)	8,000,000	185,760,000
TJX Companies, Inc. (The)(1)	3,000,000	111,450,000

		$578,610,000

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B(1)	3,000,000	$194,100,000

		$194,100,000

Total Common Stocks (identified cost $12,356,040,143)		$14,381,705,238

Short-Term Investments — 6.9%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$242,723	$242,723,026
Eaton Vance Cash Collateral Fund, LLC, 0.44%(3)(4)	764,462	764,461,555

		$1,007,184,581

Total Short-Term Investments (identified cost $1,007,184,581)		$1,007,184,581

Total Investments — 105.2% (identified cost $13,363,224,724)		$15,388,889,819

Other Assets, Less Liabilities — (5.2)%		$(763,841,556)

Net Assets — 100.0%		$14,625,048,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at September 30, 2009.
(2)		Non-income producing security.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 were $1,382,243 and $288,538, respectively.
(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of $764,461,555 to repay collateral amounts upon the return of loaned securities. At September 30, 2009, the Portfolio loaned securities having a market value of $746,493,547 and received $764,461,555 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,408,074,424

Gross unrealized appreciation	$2,227,262,153
Gross unrealized depreciation	(246,446,758)

Net unrealized appreciation	$1,980,815,395

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,411,843,000	$—		$—	$1,411,843,000
Consumer Staples	530,194,000	256,143,937		—	786,337,937
Energy	2,304,604,500	372,983,519		—	2,677,588,019
Financials	3,694,273,500	—		—	3,694,273,500
Health Care	1,347,691,500	—		—	1,347,691,500
Industrials	1,386,599,500	—		—	1,386,599,500
Information Technology	1,222,914,500	100,658,782		—	1,323,573,282
Materials	564,473,500	—		—	564,473,500
Telecommunication Services	623,560,000	—		—	623,560,000
Utilities	565,765,000	—		—	565,765,000

Total Common Stocks	$13,651,919,000	$729,786,238	*	$—	$14,381,705,238
Short-Term Investments	1,007,184,581	—		—	1,007,184,581

Total Investments	$14,659,103,581	$729,786,238		$—	$15,388,889,819

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009